UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments September 30, 2009
	Quantity	Market Value
COMMON STOCK (86.4%)

Commercial Services & Supplies (9.5%)
Deluxe Corp.	50,000	$855,000
Pitney Bowes Inc.	45,000	1,118,250
Veolia Environnement - ADR	20,000	769,800
		2,743,050
Distributors (4.0%)
Genuine Parts	30,000	1,141,800

Diversified Telecommunications (4.2%)
Verizon Communications, Inc.	40,000	1,210,800

Electric & Gas Utilities (11.2%)
Atmos Energy Corporation	35,000	986,300
CPFL Energia SA - ADR	15,000	810,150
Ormat Technologies Inc.	35,000	1,428,700
		3,225,150
Electrical Equipment (6.9%)
ABB LTD-Spon - ADR	50,000	1,002,000
Emerson Electric Co.	25,000	1,002,000
		2,004,000
Food & Drug Retailers (7.8%)
H.J. Heinz Co.	30,000	1,192,500
Supervalu Inc.	70,000	1,054,200
		2,246,700
Health Care Equipment & Services (13.5%)
Becton Dickinson & Co.	20,000	1,395,000
*Thermo Fisher Scientific Inc.	20,000	873,400
*Waters Corp.	15,000	837,900
*Zimmer Holdings	15,000	801,750
		3,908,050
Health Care Technology (3.2%)
IMS Health Inc.	60,000	921,000

Industrial Conglomerates (3.6%)
3M Co.	14,000	1,033,200

Insurance (4.2%)
Arthur J. Gallagher & Co.	50,000	1,218,500

Media (3.1%)
Shaw Communications Class B	50,000	900,500

Metals & Mining (3.5%)
Agnico-Eagles Mines Ltd	15,000	1,017,750

Oil, Gas & Consumable Fuels (7.4%)
Enterprise Products Partners LP	35,000	991,200
Plains All American Pipeline LP	25,000	1,157,250
		2,148,450
Semiconductors & Equipment (4.3%)
Linear Technology Corp.	45,000	1,243,350

TOTAL COMMON STOCKS (COST: $23,684,381)		$24,962,300

Exchange Traded Funds (2.0%)	Shares
ProShares Ultra Short Real Estate (COST: $2,391,760)	60,000	$581,400

SHORT-TERM SECURITIES (13.1%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $3,776,747)	3,776,747	$3,776,747

TOTAL INVESTMENTS IN SECURITIES (COST: $29,852,888)		$29,320,447
OTHER ASSETS LESS LIABILITIES		(419,429)

NET ASSETS		$28,901,018

*Non-income producing
ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,852,888. The net unrealized depreciation of investments based on the cost was $532,441, which is comprised of $2,263,077 aggregate gross unrealized appreciation and $2,795,518 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,776,747	$0	$0	$3,776,747
ETFs	581,400	0	0	581,400
Common Stock	24,962,300	0	0	24,962,300
Total	$29,320,447	$0	$0	$29,320,447

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2009
	Principal Amount	Market Value
CORPORATE BONDS (94.9%)

Aerospace & Defense (0.0%)
Spirit Aerosystems Inc - 144A 7.500% 10/1/17	$15,000	$14,925

Agricultural Chemicals (0.4%)
Terra Capital Inc 7.000% 2/1/17	150,000	156,375

Apparel Manufacturers (0.2%)
Levi Strauss & Co 9.750% 1/15/15	90,000	93,600

Appliances (0.8%)
ALH Fin LLC/ALH Fin Corp 8.500% 1/15/13	360,000	342,000

Auto-Cars/Light Trucks (2.7%)
Ford Motor Credit Co LLC 8.700% 10/1/14	55,000	53,875
Hertz Corp 8.875% 1/1/14	265,000	267,650
RSC Equipment Rental Inc 9.500% 12/1/14	385,000	371,525
TRW Automotive Inc - 144A 7.000% 3/15/14	300,000	273,000
Titan International Inc 8.000% 1/15/12	245,000	237,038
		1,203,088
Beverages/Wine/Spirits (0.7%)
Constellation Brands Inc 7.250% 9/1/16	330,000	328,350

Broadcast Serv/Program (3.0%)
*(1)(2) CCO Hldgs LLC/CAP Corp 8.750% 11/15/13	650,000	659,750
Directv Holdings/Fing 6.375% 6/15/15	335,000	339,187
Echostar DBS Corp. 7.125% 2/1/16	340,000	337,450
		1,336,387
Building-Residential/Commer (0.2%)
Interline Brands Inc. 8.125% 6/15/14	105,000	102,900
(1)(2) Tousa Inc. 7.500% 3/15/11	243,000	608
(1)(2) Tousa Inc. 10.375% 7/1/12	4,254,000	425
(1)(2) Tousa Inc. 7.500% 1/15/15	2,598,000	6,495
		110,428
Cable TV (2.1%)
Directv Holdings/Fing 7.625% 5/15/16	170,000	181,900
* Echostar DBS Corp. 7.750% 5/31/15	715,000	729,300
		911,200
Cable/Satellite TV (0.2%)
CSC Holdings Inc - 144A 8.500% 6/15/15	15,000	15,750
CSC Holdings Inc. - 144A 8.500% 4/15/14	30,000	31,500
CSC Holdings Inc. - 144A 8.625% 2/15/19	45,000	47,587
		94,837
Casino Hotels (3.8%)
Boyd Gaming Corp 7.125% 2/1/16	240,000	211,200
Harrahs Operating Escrow - 144A 11.250% 6/1/17	305,000	313,388
Harrahs Operating Co Inc - 144A 10.000% 12/15/18	320,000	254,400
MGM Mirage Inc 6.625% 7/15/15	1,000,000	772,500
MGM Mirage Inc - 144A 10.375% 5/15/14	55,000	58,712
MGM Mirage Inc - 144A 11.125% 11/15/17	65,000	71,013
		1,681,213
Chemicals - Diversified (0.6%)
Reichhold Industries Inc - 144A 9.000% 8/15/14	320,000	265,600

Chemicals - Specialty (2.0%)
Ashland Inc - 144A 9.125% 6/1/17	155,000	165,850
Dow Chemical Co 8.550% 5/15/19	170,000	191,105
Huntsman Intl LLC 7.375% 1/1/15	15,000	13,612
Huntsman Int. LLC. 7.875% 11/15/14	75,000	69,938
Huntsman Intl LLC - 144A 5.500% 6/30/16	35,000	29,750
Polyone Corp 8.875% 5/1/12	400,000	404,000
		874,255
Coal (0.9%)
Arch Coal Inc - 144A 8.750% 8/1/16	45,000	46,350
Arch Western Finance 6.750% 7/1/13	350,000	344,312
		390,662
Commercial Services (0.8%)
Iron Mountain 6.625% 1/1/16	20,000	19,300
Iron Mountain INC. 8.750% 7/15/18	320,000	332,800
		352,100
Computers (1.3%)
Sungard Data Systems Inc 10.250% 8/15/15	580,000	591,600

Consumer Products/Misc. (2.5%)
Central Garden & Pet Co. 9.125% 2/1/13	160,000	161,800
Jarden Corp. 7.500% 5/1/17	195,000	189,638
Jarden Corp. 8.000% 5/1/16	140,000	143,500
*(3) Visant Holding Corp. 10.250% 12/1/13	610,000	631,350
		1,126,288
Containers - Metal/Glass (0.9%)
Ball Corp 7.375% 9/1/19	75,000	76,125
Crown Americas LLC - 144A 7.625% 5/15/17	65,000	65,650
Greif Inc - 144A 7.750% 8/1/19	25,000	25,750
Owens-Brockway 7.375% 5/15/16	115,000	116,725
Solo Cup Company - 144A 10.500% 11/1/13	120,000	127,200
		411,450
Containers/Paper/Plastic (2.0%)
Bway Corp - 144A 10.000% 4/15/14	135,000	142,762
Crown Americas 7.750% 11/15/15	55,000	55,963
Graham Packaging Co 9.875% 10/15/14	290,000	297,975
(1)(2) Smurfit-Stone Container 8.375% 7/1/12	215,000	153,456
(1)(2) Vitro Sab DE CV 9.125% 2/1/17	500,000	238,750
		888,906
Cruiselines (0.6%)
Royal Caribbean Cruises 7.250% 6/15/16	290,000	268,250

Data Processing/Management (1.8%)
Anixter Intl Inc 10.000% 3/15/14	145,000	152,975
First Data Corporation 9.875% 9/24/15	675,000	623,531
		776,506
Divers. Oper./Commer. Svc. (0.7%)
Sally Holdings LLC 9.250% 11/15/14	200,000	207,000
(4) Spectrum Brands Inc. 12.000% 8/28/19	95,000	90,250
		297,250
Diversified Manufacture Op. (0.8%)
RBS Global & Rexnord Cor - 144A 9.500% 8/1/14	351,000	340,470

Diversified Minerals (0.6%)
FMG Finance Pty Ltd - 144A 10.625% 9/1/16	230,000	254,725

Electric/Generation (0.7%)
AES Corporation - 144A 9.750% 4/15/16	295,000	321,550

Electric/Integrated (1.8%)
Energy Future Holdings 10.875% 11/1/17	1,055,000	796,525

Electronic Comp-Semicon (1.8%)
Advanced Micro Devices 7.750% 11/1/12	110,000	99,000
Amkor Technologies, Inc. 7.750% 5/15/13	270,000	270,000
Flextronics Intl LTD 6.250% 11/15/14	125,000	120,312
NXP BV/NXP Funding LLC 7.875% 10/15/14	305,000	239,425
NXP BV/NXP Funding LLC - 144A 10.000% 7/15/13	75,000	73,500
		802,237
Finance - Auto Loans (3.8%)
Ford Motor Credit Co 7.000% 10/1/13	654,000	613,854
Ford Motor Credit Co LLC 7.800% 6/1/12	100,000	96,645
Ford Motor Credit Co LLC 7.500% 8/1/12	190,000	182,432
GMAC LLC - 144A 6.875% 8/28/12	860,000	791,200
		1,684,131
Finance - Commercial (0.7%)
Cit Group Inc 5.650% 2/13/17	160,000	100,049
Cit Group Inc 5.600% 4/27/11	150,000	102,135
Cit Group Inc 5.800% 7/28/11	160,000	108,820
		311,004
Food - Retail (1.7%)
Chiquita Brands Intl 8.875% 12/1/15	215,000	221,450
Del Monte Foods Co - 144A 7.500% 10/15/19	35,000	35,350
Dole Foods Co - 144A 13.875% 3/15/14	85,000	99,663
Dole Foods Co. - 144A 8.000% 10/1/16	50,000	50,187
Supervalu Inc 8.000% 5/1/16	340,000	351,900
		758,550
Funeral Services/Rel. Items (0.8%)
Service Corp Intl 6.750% 4/1/15	365,000	357,700

Garden Products (0.5%)
(5) Ames True Temper Inc 4.509% 1/15/12	245,000	215,600

Hazardous Waste Disposal (0.1%)
Clean Harbors Inc - 144A 7.625% 8/15/16	35,000	35,831

Home Furnishing (3.0%)
Newell Rubbermaid Inc 10.600% 4/15/19	190,000	234,552
Sealy Mattress Co 8.250% 6/15/14	480,000	444,000
(6) Simmons Co 7.875% 1/15/14	500,000	455,000
(3) Simmons Co 0/10.000% 12/15/14	750,000	187,500
		1,321,052
Hotels & Motels (0.8%)
Starwood Hotels & Resort 6.750% 5/15/18	370,000	349,188

Independ Power Producer (1.7%)
Calpine Construction Fin - 144A 8.000% 6/1/16	110,000	112,750
Mirant North American LLC 7.375% 12/31/13	160,000	159,200
NRG Energy INC. 7.375% 2/1/16	474,000	458,595
NRG Energy INC. 7.375% 1/15/17	10,000	9,675
		740,220
Machinery - Const. & Mining (1.0%)
Terex Corp 8.000% 11/15/17	485,000	444,987

Machinery - Farm (0.4%)
Case New Holland Inc - 144A 7.750% 7/1/13	160,000	159,200

Machinery/Electrical (0.4%)
Baldor Electric Co 8.625% 2/15/17	185,000	187,775

Medical - Hospitals (6.1%)
Community Health Systems 8.875% 7/15/15	235,000	240,875
(4) HCA Inc 9.625% 11/15/16	1,220,033	1,268,834
HCA Inc - 144A 8.500% 4/15/19	40,000	41,800
Health Management Assoc 6.125% 4/15/16	315,000	292,950
Tenet Healthcare Corp 9.250% 2/1/15	300,000	313,125
Tenet Healthcare Corp - 144A 8.875% 7/1/19	90,000	94,950
(4) United Surgical Partners 9.250% 5/1/17	465,000	441,750
		2,694,284
Medical - Outptnt/Home Med (0.4%)
(4) Surgical Care Affiliates - 144A 9.625% 7/15/15	199,143	158,319

Medical/Biomedical/Gene (2.5%)
(4) Biomet Inc. 10.375% 10/15/17	615,000	653,438
Cooper Cos Inc 7.125% 2/15/15	195,000	189,150
DJO Fin. LLC 10.875% 11/15/14	240,000	245,400
		1,087,988
Metal - Diversified (0.7%)
Freeport - McMoran C & G 8.250% 4/1/15	65,000	69,144
Freeport - McMoran C & G 8.375% 4/1/17	115,000	122,331
Vedanta Resources PLC - 144A 9.500% 7/18/18	100,000	98,500
		289,975
Mining Services (0.4%)
(4) Noranda Aluminium Acquisition 6.912% 5/15/15	245,791	173,283

Miscellaneous Manufacturer (0.0%)
(1)(2) Propex Fabrics Inc. 10.000% 12/1/12	2,118,000	1,084

Multimedia (0.9%)
* Quebecor Media 7.750% 3/15/16	385,000	381,150

Music (0.3%)
WMG Acqusition Corp - 144A 9.500% 6/15/16	125,000	131,875

Networking Products (0.3%)
Aeroflix Inc 11.750% 2/15/15	125,000	113,750

Oil Co. - Explor. & Prod. (5.3%)
Atlas Energy Res LLC - 144A 10.750% 2/1/18	285,000	295,687
Atlas Energy Operating 12.125% 8/1/17	20,000	21,550
Chesapeake Energy Corp 6.500% 8/15/17	200,000	183,500
Chesapeake Energy Corp 7.250% 12/15/18	275,000	259,875
Continental Resources - 144A 8.250% 10/1/19	25,000	25,688
Denbury Resources Inc 7.500% 4/1/13	260,000	260,000
El Paso Corporation 7.000% 6/15/17	300,000	294,000
Forest Oil Corporation 7.750% 5/1/14	145,000	142,100
Helix Energy Solutions - 144A 9.500% 1/15/16	100,000	100,000
Newfield Exploration Co 6.625% 4/15/16	150,000	147,000
Petrohawk Energy Corp 7.875% 6/1/15	395,000	389,075
Quicksilver Resources In 8.250% 8/1/15	95,000	92,625
Swift Energy Co 7.125% 6/1/17	145,000	126,150
		2,337,250
Oil Refining & Marketing (0.8%)
Pride International Inc 8.500% 6/15/19	195,000	214,500
Tesoro Corp. 6.625% 11/1/15	170,000	157,250
		371,750
Optical Supplies (0.3%)
Bausch & Lomb Inc 9.875% 11/1/15	120,000	125,700

Paper & Related Products (2.6%)
ACCO Brands Corp 7.625% 8/15/15	235,000	195,050
ACCO Brands Corp - 144A 10.625% 3/15/15	250,000	261,250
Clearwater Paper Corp - 144A 10.625% 6/15/16	100,000	108,125
Georgia-Pacific LLC - 144A 7.125% 1/15/17	40,000	39,100
Georgia-Pacific LLC - 144A 8.250% 5/1/16	395,000	409,812
Newpage Corp - 144A 11.375% 12/31/14	35,000	34,388
P.H. Glatfelter 7.125% 5/1/16	120,000	116,700
		1,164,425
Phys Practice Mgmnt (0.2%)
US Oncology Inc - 144A 9.125% 8/15/17	100,000	105,250

Pipelines (1.0%)
Dynegy Holdings Inc 7.500% 6/1/15	170,000	157,250
El Paso Corporation 7.250% 6/1/18	95,000	93,441
Markwest Energy Part/Fin. 8.750% 4/15/18	185,000	184,075
		434,766
Private Corrections (0.5%)
Corrections Corp of Amer 7.750% 6/1/17	215,000	221,987

Publishing/Periodicals (0.4%)
(1)(2) Dex Media West/Finance 9.875% 8/15/13	550,000	99,000
(1)(2) Dex Media Inc 8.000% 11/15/13	450,000	76,500
		175,500
REITS - Hotels (1.2%)
Host Hotels & Resorts LP 6.375% 3/15/15	575,000	544,813

Rental Auto/Equipment (0.2%)
Ashtead Capital Inc - 144A 9.000% 8/15/16	100,000	96,000

Resorts - Themeparks (0.8%)
Vail Resorts Inc 6.750% 2/15/14	350,000	345,625

Retail - Drug Store (0.5%)
Rite Aid Corp 9.500% 6/15/17	125,000	101,250
Rite Aid Corp - 144A 9.750% 6/12/16	105,000	113,400
		214,650
Retail - Major Dept Store (1.5%)
(5) Hanesbrands Inc 4.593% 12/15/14	315,000	276,412
(4) Neiman Marcus Group Inc 9.750% 10/15/15	299,272	249,789
Rite Aid Corp 7.500% 3/1/17	165,000	145,200
		671,401
Retail - Rgnl Dept. Store (1.3%)
Macys Retail Hldgs Inc 5.900% 12/1/16	130,000	119,105
Macys Retail Hldgs Inc 8.875% 7/15/15	310,000	323,392
JC Penney Corp 7.950% 4/1/17	125,000	129,375
		571,872
Retail - Leisure Products (0.4%)
Steinway Musical Instruments -144A 7.000% 3/1/14	200,000	170,000

Retail - Propane Distrib (0.2%)
Inergy LP/Inergy Fin 6.875% 12/15/14	55,000	52,525
Inergy LP/Inergy Fin 8.250% 3/1/16	45,000	45,225
		97,750
Retail/Mail Order (0.2%)
QVC Inc - 144A 7.500% 10/1/19	85,000	85,106

Rubber - Tires (0.5%)
Goodyear Tire & Rubber 9.000% 7/1/15	125,000	129,688
Goodyear Tire & Rubber 10.500% 5/15/16	75,000	81,375
		211,063
Satellite Telecom (1.8%)
Intelsat Jackson Holdings 11.250% 6/15/16	360,000	385,200
Intelsat Subsidiary Hldg 8.875% 1/15/15	370,000	376,475
Intelsat Subsidiary Hldg - 144A 8.875% 1/15/15	45,000	45,562
		807,237
Semiconductor Equipment (1.3%)
(4) Freescale Semiconductor 9.875% 12/15/14	624,378	430,821
Sensata Technologies BV 8.000% 5/1/14	165,000	153,863
		584,684
Telecom Services (4.8%)
Digicel SA - 144A 12.000% 4/1/14	200,000	223,000
Digicel Group LTD - 144A 8.875% 1/15/15	145,000	134,850
Fairpoint Communications Inc 15.000% 4/2/18	158,069	19,363
(4) IPCS Inc 0.000% 5/1/14	714,254	546,404
Nordic Tel Co Hldgs - 144A 8.875% 5/1/16	275,000	284,625
Paetec Holding Corp 9.500% 7/15/15	215,000	195,112
Qwest Corp. 7.500% 10/1/14	220,000	222,200
SBA Telecommunications - 144A 8.000% 8/15/16	55,000	56,238
SBA Telecommunications - 144A 8.250% 8/15/19	55,000	56,650
West Corp 9.500% 10/15/14	70,000	68,600
Wind Acquisition Fin SA - 144A 10.750% 12/1/15	275,000	302,500
		2,109,542
Telephone-Integrated (5.0%)
Frontier Communications 6.625% 3/15/15	145,000	138,475
L-3 Communications Corp. 5.875% 1/15/15	240,000	238,800
L-3 Communications Corp. 6.375% 10/15/15	175,000	176,750
Paetec Holding Corp. 144A 8.875% 6/30/17	160,000	159,200
* Qwest Communications Int. 7.250% 2/15/11	325,000	329,469
Sprint Capital Corp 6.900% 5/1/19	885,000	792,075
Windstream Corp 8.625% 8/1/16	385,000	393,662
		2,228,431
Television (0.4%)
Videotron LTEE 6.875% 1/15/14	135,000	133,650
Videotron LTEE 9.125% 4/15/18	45,000	48,713
		182,363
Transport-Services (0.4%)
RailAmerica - 144A 9.250% 7/1/17	155,000	162,362

Travel Services (0.4%)
(5) Travelport LLC 4.986% 9/1/14	45,000	37,800
Travelport LLC 9.875% 9/1/14	150,000	145,125
		182,925
Wire & Cable Products (0.4%)
Belden Inc - 144A 9.250% 6/15/19	35,000	36,400
General Cable Corp 7.125% 4/1/17	165,000	161,700
		198,100
Wireless Equipment (2.2%)
CC Holdings GS V LLC/CRO - 144A 7.750% 5/1/17	40,000	41,400
Cricket Commucations 9.375% 11/1/14	380,000	385,700
Crown Castle Intl Corp 9.000% 1/15/15	135,000	141,413
MetroPCS Wireless 9.250% 11/1/14	375,000	383,438
		951,951

TOTAL CORPORATE BONDS (COST: $50,931,130)		$41,980,226

SHORT-TERM SECURITIES (5.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $2,433,725)	2,433,725	$2,433,725

TOTAL INVESTMENTS IN SECURITIES (COST: $53,364,855)		$44,413,951
OTHER ASSETS LESS LIABILITIES		(163,334)

NET ASSETS		$44,250,617

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(1) Non-income producing security.
(2) Issue is in default.
(3) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(4) Interest or dividend is paid-in-kind, when applicable.
(5) Floating rate security. The rate for these securities are as of September 30, 2009.
(6) Issue is flat trading.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $8,095,650, representing 18.3% of net assets.

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $53,364,855. The net unrealized depreciation of investments based on the cost was $8,950,904, which is comprised of $2,488,326 aggregate gross unrealized appreciation and $11,439,230 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,433,725	$0	$0	$2,433,725
Corporate Bonds	0	41,980,226	0	41,980,226
Total	$2,433,725	$41,980,226	$0	$44,413,951

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2009
	Quantity	Market Value
COMMON STOCK (85.4%)

Chemicals (4.4%)
Sigma - Aldrich	1,000	$53,980

Communications Equipment (4.9%)
ESCO Technologies	1,500	59,100

Diversified Telecom (2.6%)
Manitoba Telecom Services Inc.	1,000	31,121

Electronic Equipment (3.3%)
Emerson Electric Co.	1,000	40,080

Electric & Nat. Gas Utilities (9.7%)
Atmos Energy Corporation	2,000	56,360
Ormat Technologies Inc	1,500	61,230
		117,590
Food & Drug Retailers (3.7%)
Supervalu Inc.	3,000	45,180

Health Care Technology (3.8%)
IMS Health Inc.	3,000	46,050

Industrial Conglomerates (4.3%)
3M Co.	700	51,660

Life Sciences Tools & Services (14.0%)
Luminex Corporation	2,000	34,000
Techne Corp.	700	43,785
Teleflex Inc.	1,000	48,310
Thermo Fisher Scientific Inc.	1,000	43,670
		169,765
Media (4.6%)
Shaw Communications Class B	3,000	54,030

Metals & Mining (10.2%)
Newmont Mining Corp	1,000	44,020
Royal Gold Inc.	1,000	45,600
Stillwater Mining Co	5,000	33,600
		123,220
Oil, Gas & Consumable Fuels (19.9%)
Enterprise Products Partners LP	1,500	42,480
EOG Resources Inc	400	33,404
Hess Corp	500	26,730
Husky Energy Inc.	1,500	42,227
Plains All American Pipeline, L.P.	900	41,661
Whiting Petroleum Corp.	500	28,790
XTO Energy Inc.	600	24,792
		240,084

TOTAL COMMON STOCKS (COST: $985,502)		$1,031,860

SHORT-TERM SECURITIES (21.3%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $257,376)	257,376	$257,376

TOTAL INVESTMENTS IN SECURITIES (COST: $1,242,878)		$1,289,236
OTHER ASSETS LESS LIABILITIES		(80,315)

NET ASSETS		$1,208,921

*Non-income producing
ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES

At September 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,242,878. The net unrealized appreciation of investments based on the cost was $46,358, which is comprised of $65,221 aggregate gross unrealized appreciation and $18,863 aggregate gross unrealized depreciation.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$257,376	$0	$0	$257,376
Common Stock	1,031,860	0	0	1,031,860
Total	$1,289,236	$0	$0	$1,289,236

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Date: November 27, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

Date: November 27, 2009